GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 17:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Company activity). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following present total revenues for the years ended December 31, 2019, 2018 and 2017 and real estate property net as of December, 31, 2019, 2018 and 2017:

	2019		2018		2017
		Real estate		Real estate		Real estate
	Total revenues	property, net	Total revenues	property, net	Total revenues	property, net

Switzerland	$11,975	$162,422	$12,322	$162,706	$12,288	$165,981
Germany(*)	3,180	-	3,261	30,736	3,268	32,152
United States	989	18,687	1,025	18,907	1,031	18,593

	$16,144	$181,109	$16,608	$212,349	$16,587	$216,726

(*) For details regarding the portfolio definitive sale agreement , see Note 19b.